Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Net operating loss carryforwards	$ 5,557	$ 4,529
Allowances, reserves and intangible assets	6,228	1,584
Deferred tax assets before valuation allowance	11,785	6,113
Less - valuation allowance	(5,388)	(3,925)
Deferred tax assets, net	$ 6,397	$ 2,188